TAXATION (Tables)	9 Months Ended
Sep. 30, 2015
TAXATION
Composition of income tax expense

	Nine-month period ended September 30, 2014	Nine-month period ended September 30, 2015
	RMB	RMB
Current income tax expense	185,363,921	284,983,115
Deferred tax (benefit)/expense	(41,163,681)	113,722,624

Income tax expense	144,200,240	398,705,739

Effect of preferential tax on China operations

	Nine-month period end September 30, 2014	Nine-month period end September 30, 2015
	RMB	RMB
Tax holiday effect	90,423,895	108,300,800
Basic net income per ADS effect	0.33	0.38
Diluted net income per ADS effect	0.28	0.30